Segment Information - Summary of Revenue Recognized (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenues recognized	¥ 207,182	¥ 167,147	¥ 140,704
Advertising [member]
Disclosure of products and services [line items]
Revenues recognized	108,237	75,971	54,620
Advertising [member] | Display advertising [member]
Disclosure of products and services [line items]
Revenues recognized	36,221	26,609	10,448
Advertising [member] | Account advertising [member]
Disclosure of products and services [line items]
Revenues recognized	56,714	38,929	33,986
Advertising [member] | Other advertising [member]
Disclosure of products and services [line items]
Revenues recognized	15,302	10,433	10,186
Communication, content, and others [member]
Disclosure of products and services [line items]
Revenues recognized	70,161	73,185	75,785
Communication, content, and others [member] | Communication [member]
Disclosure of products and services [line items]
Revenues recognized	28,527	30,225	29,290
Communication, content, and others [member] | Content [member]
Disclosure of products and services [line items]
Revenues recognized	38,237	40,144	44,784
Communication, content, and others [member] | Others [member]
Disclosure of products and services [line items]
Revenues recognized	3,397	2,816	1,711
Core business [member]
Disclosure of products and services [line items]
Revenues recognized	178,398	149,156	130,405
Strategic business [member]
Disclosure of products and services [line items]
Revenues recognized	28,784	17,991	10,299
Strategic business [member] | Others [member]
Disclosure of products and services [line items]
Revenues recognized	9,205	5,692	916
Strategic business [member] | Friends [member]
Disclosure of products and services [line items]
Revenues recognized	¥ 19,579	¥ 12,299	¥ 9,383